Alternate Calculation Structures Remove from Presentation Linkbase (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases [Abstract]
Present value of future payments		$ 2,535
Less: current portion	(1,680)	(1,401)	(207)
Capital lease obligations, less current portion	$ 1,059	$ 1,134	$ 195